Schedule H, Line 4i - Schedule of Assets (Held at End-of-Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	401(k) PLAN
Entity Tax Identification Number	04-3395834
EBP, Plan Number	002
EBP, Asset Held for Investment, Total	$ 61,769,802
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Notes receivable from participants, Cost	$ 0
Notes receivables from participants maturity date	Dec. 31, 2030
Notes receivable from participants	$ 732,792
Investment, Identifier [Axis]: Avidia Bancorp Inc. Common Stock Employer Security: AVIDIA BANCORP INC COMMON STK
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Employer Security [Member]
Current value	$ 9,316,060
Investment, Identifier [Axis]: Principal Global Investors Trust Co Collective Investment Trusts: LIFETIME HYBR 2015 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts [Member]
Current value	$ 4,331
Investment, Identifier [Axis]: Principal Global Investors Trust Co Collective Investment Trusts: LIFETIME HYBR 2020 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts [Member]
Current value	$ 11,725
Investment, Identifier [Axis]: Principal Global Investors Trust Co Collective Investment Trusts: LIFETIME HYBR 2025 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts [Member]
Current value	$ 501,153
Investment, Identifier [Axis]: Principal Global Investors Trust Co Collective Investment Trusts: LIFETIME HYBR 2030 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts [Member]
Current value	$ 3,864,322
Investment, Identifier [Axis]: Principal Global Investors Trust Co Collective Investment Trusts: LIFETIME HYBR 2035 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts [Member]
Current value	$ 901,681
Investment, Identifier [Axis]: Principal Global Investors Trust Co Collective Investment Trusts: LIFETIME HYBR 2040 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts [Member]
Current value	$ 3,058,463
Investment, Identifier [Axis]: Principal Global Investors Trust Co Collective Investment Trusts: LIFETIME HYBR 2045 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts [Member]
Current value	$ 718,205
Investment, Identifier [Axis]: Principal Global Investors Trust Co Collective Investment Trusts: LIFETIME HYBR 2050 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts [Member]
Current value	$ 1,848,819
Investment, Identifier [Axis]: Principal Global Investors Trust Co Collective Investment Trusts: LIFETIME HYBR 2055 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts [Member]
Current value	$ 1,252,581
Investment, Identifier [Axis]: Principal Global Investors Trust Co Collective Investment Trusts: LIFETIME HYBR 2060 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts [Member]
Current value	$ 426,082
Investment, Identifier [Axis]: Principal Global Investors Trust Co Collective Investment Trusts: LIFETIME HYBR 2065 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts [Member]
Current value	$ 85,586
Investment, Identifier [Axis]: Principal Global Investors Trust Co Collective Investment Trusts: LIFETIME HYBR 2070 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts [Member]
Current value	$ 6,664
Investment, Identifier [Axis]: Principal Global Investors Trust Co Collective Investment Trusts: LIFETIME HYBR INC CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts [Member]
Current value	$ 3,154,717
Investment, Identifier [Axis]: Principal Global Investors Trust Co Pooled Separate Accounts: BLUE CHIP SEP ACCT-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts [Member]
Current value	$ 3,982,291
Investment, Identifier [Axis]: Principal Global Investors Trust Co Pooled Separate Accounts: BOND MARKET INDEX SEP ACCT-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts [Member]
Current value	$ 123,325
Investment, Identifier [Axis]: Principal Global Investors Trust Co Pooled Separate Accounts: CORE FIX INC SEP ACCT-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts [Member]
Current value	$ 947,703
Investment, Identifier [Axis]: Principal Global Investors Trust Co Pooled Separate Accounts: DIV INC SEP ACCT-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts [Member]
Current value	$ 6,192
Investment, Identifier [Axis]: Principal Global Investors Trust Co Pooled Separate Accounts: DIVERSIFIED INTL SEP ACCT-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts [Member]
Current value	$ 2,301,076
Investment, Identifier [Axis]: Principal Global Investors Trust Co Pooled Separate Accounts: EQUITY INCOME SEP ACCT-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts [Member]
Current value	$ 2,156,957
Investment, Identifier [Axis]: Principal Global Investors Trust Co Pooled Separate Accounts: GLBL EMERG MARKETS SEP ACCT-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts [Member]
Current value	$ 97,846
Investment, Identifier [Axis]: Principal Global Investors Trust Co Pooled Separate Accounts: HIGH YIELD SEP ACCT-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts [Member]
Current value	$ 4,608
Investment, Identifier [Axis]: Principal Global Investors Trust Co Pooled Separate Accounts: INFLATION PROTECT SEP ACCT-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts [Member]
Current value	$ 18,131
Investment, Identifier [Axis]: Principal Global Investors Trust Co Pooled Separate Accounts: INTL EQUITY INDEX SEP ACCT-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts [Member]
Current value	$ 297,931
Investment, Identifier [Axis]: Principal Global Investors Trust Co Pooled Separate Accounts: LGCP S&P 500 INDEX SEP ACCT-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts [Member]
Current value	$ 11,746,986
Investment, Identifier [Axis]: Principal Global Investors Trust Co Pooled Separate Accounts: MIDCAP S&P 400 IDX SEP ACCT-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts [Member]
Current value	$ 496,306
Investment, Identifier [Axis]: Principal Global Investors Trust Co Pooled Separate Accounts: MIDCAP SEP ACCT-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts [Member]
Current value	$ 15,380
Investment, Identifier [Axis]: Principal Global Investors Trust Co Pooled Separate Accounts: MIDCAP VALUE I SEP ACCT-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts [Member]
Current value	$ 6,135
Investment, Identifier [Axis]: Principal Global Investors Trust Co Pooled Separate Accounts: OVERSEAS SEP ACCT-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts [Member]
Current value	$ 1,718,299
Investment, Identifier [Axis]: Principal Global Investors Trust Co Pooled Separate Accounts: REAL ESTATE SECS SEP ACCT-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts [Member]
Current value	$ 35,374
Investment, Identifier [Axis]: Principal Global Investors Trust Co Pooled Separate Accounts: SAM BALANCED SEP ACCT-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts [Member]
Current value	$ 295,054
Investment, Identifier [Axis]: Principal Global Investors Trust Co Pooled Separate Accounts: SAM CONS BALANCED SEP ACCT-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts [Member]
Current value	$ 10,878
Investment, Identifier [Axis]: Principal Global Investors Trust Co Pooled Separate Accounts: SAM CONS GROWTH SEP ACCT-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts [Member]
Current value	$ 695,683
Investment, Identifier [Axis]: Principal Global Investors Trust Co Pooled Separate Accounts: SAM FLEXIBLE INCOME SEP ACCT-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts [Member]
Current value	$ 460,948
Investment, Identifier [Axis]: Principal Global Investors Trust Co Pooled Separate Accounts: SAM STRAT GROWTH SEP ACCT-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts [Member]
Current value	$ 881,340
Investment, Identifier [Axis]: Principal Global Investors Trust Co Pooled Separate Accounts: SMCAP GROWTH I SEP ACCT-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts [Member]
Current value	$ 4,002,020
Investment, Identifier [Axis]: Principal Global Investors Trust Co Pooled Separate Accounts: SMCAP S&P 600 INDEX SEP ACCT-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts [Member]
Current value	$ 105,356
Investment, Identifier [Axis]: Principal Global Investors Trust Co Pooled Separate Accounts: SMCAP VALUE II SEP ACCT-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Co [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts [Member]
Current value	$ 1,856,197
Investment, Identifier [Axis]: Principal Life Insurance Company FIXED INC GUAR OPTION
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Life Insurance Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Investment Trusts [Member]
Current value	$ 2,485,328
Investment, Identifier [Axis]: Schwab Funds Brokerage Account: SELF-DIRECTED BROKERAGE ACCT
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Schwab Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Brokerage Account [Member]
Current value	$ 1,139,277
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivables from participants interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivables from participants interest rate	9.50%